Long-Term Loans, Net of Current Maturities	12 Months Ended
Dec. 31, 2015
Short-Term Loans and Current Maturities/Long-Term Loans, Net of Current Maturities [Abstract]
LONG-TERM LOANS, NET OF CURRENT MATURITIES

NOTE 10:-    LONG-TERM LOANS, NET OF CURRENT MATURITIES

Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2015	December 31,
Loan currency	%	2015	2014

NIS	5.44%	$3,858	$760

Less - current maturities		400	570

		$3,458	$190

Bank HaPoalim loan amounted to $ 422 as of December 31, 2014, and was paid in full in November 2015.

The repayment of the Company's loan to Bank HaPoalim was not secured, except by a long-term bank deposit in the amount of $ 259, which was released on November 2015. Bank HaPoalim loan did not include any financial covenant provision.

In March 2008, BOS-Dimex purchased the assets and activities of Dimex Systems Ltd. As part of this acquisition, the Company and BOS-Dimex owed Dimex Systems Ltd. an amount of $338 as of December 31, 2014. The loan carried a nominal interest rate of 4% of the principal and required interest payments to be made through December 2015. As of December 31, 2015, the loan was paid in full.

In January 2016, the Company and its Israeli subsidiaries entered into a refinancing agreement with an Israeli Bank, which converted all of the short term bank debt into long term loans, which amounted to $3,858 as of December 31, 2015. The agreement includes covenants to maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. In addition, the Company and its Israeli subsidiaries agreed to repay the bank $1,200 plus interest, in 36 equal installments commencing 2016 and the remaining loan in the amount of $2,658 shall be paid on December 31, 2018.The Company anticipate to negotiate with the bank refinancing the remaining balance of the loans, which will amount to $2,658 by December 31, 2018.